Investments in Investee Entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about consolidated structured entities [abstract]
Disclosure of detailed information about the purchase consideration at fair value as of the closing date of the transaction
Entity name	Country of incorporation	Effective stake in equity interests consolidated entity
		As of December 31
		2025	2024
		%	%
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)	Israel	90	90
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)	Israel	100	100
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)	Israel	100	100
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)	Israel	40.85	40.85
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)	Israel	54	54
Enlight Sde Nitzan L.P., Enlight Ein Habesor L.P., Enlight Maccabi L.P., Enlight Maccabi 2 L.P., Enlight Revivim Ein Gedi L.P., Orsan Energy 3 L.P., A.N. Faran Solar L.P., Enlight Reim Renewable Energy L.P., A.N Mahanim L.P., Enlight Lavi L.P. (altogether hereinafter: "PV+Storage ")
	Israel	50.1-100	50.1-100
Enlight Baron Floating Energy L.P.	Israel	100	100
Enlight Enterprise L.P.	Israel	100	100
Enlight Finance L.P.	Israel	100	100
Vjetroelektrana Lukovac d.o.o (Co-Op subsidiary, hereinafter: “Lukovac”)	Croatia	50.1	50.1
EW-K-Wind d.o.o (Co-Op subsidiary, hereinafter: “EWK”)	Serbia	50.1	50.1
SOWI Kosovo LLC (hereinafter: “SOWI”)	Kosovo	60	60
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”)	Sweden	68.8	68.8
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”)	Spain	71.99	71.99
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”)	Sweden	55.18	55.18
Enlight K2-Wind doo Belgrade-Novi Belgrade (hereinafter: "Pupin")	Serbia	100	100
Clēnera LLC an American holding company that fully owns PV and storage projects entities in the US	USA	90.1	90.1

Disclosure of detailed information about the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed
	As of December 31, 2024						For the year ended December 31, 2024
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.90	31,772	13,992	210,210	19,057	141,732	49,663	20,328	6,911	36,062	(3,075)	(39,175)	(6,188)

The Iberian Wind (holding Gecama)	28.01	64,259	39,219	379,149	21,920	159,978	65,832	26,357	6,012	41,946	(5,792)	(26,897)	9,257

Disclosure of subsidiary entities in which the non-controlling interests are material
	As of December 31, 2023						For the year ended December 31, 2023
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.9	35,556	26,611	229,483	20,632	170,832	49,211	19,946	8,304	29,451	(130)	(28,064)	1,257